INVESTMENT SECURITIES (Detail Textuals)	12 Months Ended
	Jun. 30, 2015 USD ($) Security	Jun. 30, 2014 USD ($)
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Proceeds from sales of securities available-for-sale | $	$ 5,276,000	$ 6,636,000
Total carrying value of securities pledged as collateral secure public deposits, the Federal Reserve Bank discount window, borrowings and repurchase agreements | $	$ 124,343,000	$ 116,525,000
Debt securities | U.S. government-sponsored and guaranteed securities
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Number of available for sale securities with unrealized losses	31
Percentage of amortized cost basis as aggregate depreciation of investment securities	0.90%
Debt securities | Corporate bonds and other securities
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Number of available for sale securities with unrealized losses	5
Percentage of amortized cost basis as aggregate depreciation of investment securities	13.30%